10. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred through November 13, 2013, the date these financial statements were issued, for possible disclosure and recognition in the financial statements. Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

In October 2013, the Company conducted an additional closing of its private placement of securities to related parties and affiliates resulting in the purchase of 153,334 shares of the Company’s common stock and warrants to purchase 76,666 additional shares of common stock at an exercise price of $0.50 per share for total gross proceeds of $46,000.

The Company has evaluated events and transactions that occurred through April 4, 2013, the date these financial statements were issued, for possible disclosure and recognition in the financial statements.  Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

On December 20, 2012, the Board of Directors approved a grant of non-qualified stock options to the independent directors of the Company to purchase an aggregate of 98,000 shares of the Company’s common stock, with the grant to be effective January 1, 2013.   The options were allocated among the directors based on service in, and chairmanship of, the Company’s committees and service as lead independent director. The options vest as of December 31, 2013, provided that the directors remain directors on that date and have attended at least 75% of the scheduled meetings of the Board and the committees on which such directors serve during the 2013 calendar year.

Effective January 1, 2013, the Company granted a consultant a non-qualified stock option to purchase up to 120,000 shares of the Company’s common stock at an exercise price of $1.00 per share as partial compensation for professional services.  The option vests in four equal quarterly installments with the first installment vesting on March 31, 2013.  The option expires on December 31, 2018.

In February 2013, the Company agreed to increase the amount of office space it will lease effective April 1, 2013 and to increase the lease term through March 31, 2018.  As a result of this amendment to its lease agreement the Company agreed to increase its monthly minimum rent to $4,878 for the period April 1, 2013 through March 31, 2014, $5,051 for the period April 1, 2014 through March 31, 2015, $5,225 for the period April 1, 2015 through March 31, 2016, $5,404 for the period April 1, 2016 through March 31, 2017 and $5,591 for the period April 1, 2017 through March 31, 2018.

On February 27, 2013, CJY Holdings Limited, an affiliate of Advance Pharmaceutical Co. Ltd., made a $250,000 investment in the Company pursuant to the S-1 Registration Statement.  CJY Holdings Limited received 500,000 shares of common stock priced at $0.50 and 250,000 warrants to purchase common stock with an exercise price of $1.00 and a five-year term.

In March 2013, the Company’s Board of Directors voted to amend its Certificate of Incorporation to increase the authorized number of common shares from 100,000,000 to 200,000,000; and to submit the amendment to the Company’s stockholders for their approval. The amendment will not take effect unless approved by the stockholders.

In March 2013, the Company’s Board of Directors amended the Company’s 2010 Stock Plan to increase the number of shares in the plan to 7,500,000; and to increase the Company’s 2011 Non-Qualified Stock Option Plan to increase the number of shares in the plan from 12,000,000 to 17,500,000. The amendment to the 2010 Stock Plan will not take effect unless approved by the stockholders.  The amendment to the 2011 Non-Qualified Stock Option Plan took effect upon approval by the Board of Directors.